Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	December 31
	2022	2021
Sales and other taxes payable	$17,250	24,512
Accrued personnel	13,474	21,132
Allowance for sales returns	8,664	9,102
Accrued freight expense	2,522	6,625
Accrued advertising expense	2,513	3,392
Accrued legal expense	1,996	3,338
Accrued inventory	1,374	2,647
Other	3,210	3,941
Total accrued liabilities	$51,003	$74,689